Thompson, Hickey, Cunningham, Clow, April & Dolan, P.A.

Attorneys and counselors at law

Daniel H. April

David F. Cunningham

Patrick J. Dolan

John M. Hickey

C.W.N. Thompson, Jr.

Of Counsel

Megan Hadley Koehler*

*Not admitted in New Mexico

Janet Clow, Retired

February 20, 2019

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Thornburg Investment Trust (the “Trust” or “Registrant”)
File Nos. 33-14905/811-05201
Filing pursuant to Rule 497(c)

Ladies and Gentlemen:

Pursuant to General Instruction C.3.(g) of Form N-1A under the Investment Company Act of 1940, as amended, and rule 405 of Regulation S-T, transmitted herewith on behalf of the Registrant is a filing supplementing the Trust’s currently effective registration statement on Form N-1A in accordance with the provisions of rule 497(c) under the Securities Act of 1933, as amended. This transmission contains a conformed signature page, the manually signed original of which is maintained with the records of the Trust.

The sole purpose of this filing is to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the prospectuses that were filed pursuant to rule 497(c) with the U.S. Securities and Exchange Commission on February 1, 2019 (Accession No. 0001387131-19-000702).

Please contact me if you have any questions.

Sincerely,

/s/ Daniel H. April
Daniel H. April

460 St. Michael’s Drive Suite 1000 Santa Fe, New Mexico 87505	E-mail: dan_april@catchlaw.com Web address: www.catchlaw.com	Tel.: (505) 988-2900 Extension 103 Fax: (505) 988-2901